Taxation - Disclosure of Major Items Causing the Income Tax Provision to Differ from the South African Mining Statutory Tax Rate (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax expense on net profit at the mining statutory tax rate	R 6,998	R 3,884	R 2,180
Non-allowable deductions and non-taxable items	602	510	314
Equity-settled share-based payments	226	82	32
Exploration expenditure	201	242	25
Finance costs	87	138	145
Other	88	48	112
Movement in temporary differences related to property, plant and equipment	(649)	(1,596)	(333)
Movements in other temporary differences	(236)	(699)	(80)
Difference between effective mining tax rate and statutory mining rate on mining income	(796)	(650)	(303)
Difference between non-mining tax rate and statutory mining rate on non-mining income	(43)	(23)	(1)
Effect on temporary differences due to changes in effective tax rates	1,150	(87)	588
Capital allowances	(1,327)	(1,183)	(1,059)
Deferred tax asset not recognised	(339)	(266)	(249)
Total taxation expense	R 6,658	R 3,082	R 1,723
Effective income and mining tax rate (%)	31.00%	26.00%	26.00%
Avgold
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effective Tax Rate	0.00%	0.00%	0.00%
Mining Products | SA taxation
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mining statutory tax rate	33.00%	33.00%	33.00%